18 Debentures (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Debentures Abstract
Schedule of debentures
Issue date	Issuer	Series	Maturity	Annual financial charges (%)	2020	2019
Mar-2013	DAC	Single	Mar-2025	IPCA + 6%	177,009	202,992
Sep-2013	Cetrel	Single	Sep-2025	126.5% of CDI	59,106	71,575
					236,115	274,567

Current liabilities					54,436	46,666
Non-current liabilities					181,679	227,901
Total					236,115	274,567

Schedule of long-term debenture maturity	The maturity profile of the long-term debentures is as follows:
	2020	2019

2021		52,078
2022	53,406	52,100
2023	53,417	52,125
2024	53,443	52,153
2025	21,413	19,445
Total	181,679	227,901